UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: _____________________

Central Index Key Number of securitizer: ____________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Deephaven Residential Mortgage Trust 2020-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001814212

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): __________________

Jeffrey Meriggi, Authorized Officer

Telephone (212) 257-5774

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PMCP DEPOSITOR LLC

(Depositor)

By: Pretium Residential Credit Management, LLC, its manager

By:	/s/ Jonathan Ezrow
Name:	Jonathan Ezrow
Title:	Authorized Person

Date: June 10, 2020

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

Exhibit 99.2	Clayton Grading Summary

Exhibit 99.3	Clayton Exception Report

Exhibit 99.4	Clayton Loan Level Tape Compare

Exhibit 99.5	Clayton Rating Agency ATR QM Data Fields

Exhibit 99.6	Clayton Valuations Summary